Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,233,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,241.78
Total Offset Amount	0.00
Net Fee	2,241.78
Narrative - Max Aggregate Offering Price	$ 16,233,000.00
Final Prospectus	true